Average Annual Total Returns - Great-West Real Estate Index Fund	Institutional OneYear	Institutional FiveYears	Institutional SinceInception	Institutional InceptionDate	Institutional Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor SinceInception	Investor InceptionDate	Investor Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	(11.23%)	2.72%	3.38%	May 01, 2015	(11.20%)	3.00%	3.68%	(11.59%)	2.35%	5.96%	Nov. 27, 2012	(11.20%)	3.00%	6.60%